Right-of-use assets and Lease liabilities - Components of Right-of-Use Assets Depreciation (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	$ 15	$ 29
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	0	1
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	10	19
Machinery & equipment and other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	$ 5	$ 9